Accruals, deferred income and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Accruals and deferred income	$ 11,521	$ 10,770
Endorsements and acceptances	9,746	8,567
Employee benefit liabilities	2,152	2,681
Liabilities of disposal groups held for sale	1,286	2,790
Other liabilities	21,202	19,483
Total accruals, deferred income and other liabilities	45,907	44,291
Financial liabilities at amortised cost	$ 34,048	$ 30,932